Supplement to the

Fidelity Asset Manager® 20% (FASIX), Fidelity Asset Manager 30% (FTANX), Fidelity Asset Manager 40% (FFANX), Fidelity Asset Manager 50% (FASMX), Fidelity Asset Manager 60% (FSANX), Fidelity Asset Manager 70% (FASGX), and Fidelity Asset Manager 85% (FAMRX)

Fidelity Asset Manager 20% is a Class of shares of Fidelity Asset Manager 20%;
Fidelity Asset Manager 30% is a Class of shares of Fidelity Asset Manager 30%;
Fidelity Asset Manager 40% is a Class of shares of Fidelity Asset Manager 40%;
Fidelity Asset Manager 50% is a Class of shares of Fidelity Asset Manager 50%;
Fidelity Asset Manager 60% is a Class of shares of Fidelity Asset Manager 60%;
Fidelity Asset Manager 70% is a Class of shares of Fidelity Asset Manager 70%;
and Fidelity Asset Manager 85% is a Class of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 16.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 17.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

ARB-11-02  February 8, 2011
1.473233.125

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 31.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 32.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AR-11-01  February 8, 2011
1.899421.104

Supplement to the

Fidelity® Series Broad Market Opportunities Fund (FBMAX)

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

BMOB-11-01  February 8, 2011
1.876858.106

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20%
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50%
Fidelity Advisor Asset Manager 60%
Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 38.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 39.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

The following information replaces similar information in the "Fund Distribution" section on page 52.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

AAR-11-01  February 8, 2011
1.885797.108

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20%
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50%
Fidelity Advisor Asset Manager 60%
Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 31.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 32.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AARI-11-01  February 8, 2011
1.899425.105

Supplement to the

Fidelity Advisor® Global Balanced Fund
Class A (FGLAX), Class T (FGLTX), Class B (FGLBX), Class C (FGLCX), and Institutional Class (FGLIX)

Classes of shares of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

AGBL/AGBLIB-11-01  February 8, 2011
1.893762.104

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Asset Manager® 20%	FTAWX	FTDWX	FTBWX	FTCWX	FTIWX
Fidelity Advisor Asset Manager 30%	FTAAX	FTTNX	FTBNX	FCANX	FTINX
Fidelity Advisor Asset Manager 40%	FFNAX	FFNTX	FFNBX	FFNCX	FFNIX
Fidelity Advisor Asset Manager 50%	FFAMX	FFTMX	FFBMX	FFCMX	FFIMX
Fidelity Advisor Asset Manager 60%	FSAAX	FSATX	FSABX	FSCNX	FSNIX
Fidelity Advisor Asset Manager 70%	FAASX	FTASX	FBASX	FCASX	FAAIX
Fidelity Advisor Asset Manager 85%	FEYAX	FEYTX	FEYBX	FEYCX	FEYIX

Fidelity Advisor Asset Manager 20% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager® 20%; Fidelity Advisor Asset Manager 30% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 30%; Fidelity Advisor Asset Manager 40% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 40%; Fidelity Advisor Asset Manager 50% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 50%; Fidelity Advisor Asset Manager 60% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 60%; Fidelity Advisor Asset Manager 70% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 70%; and Fidelity Advisor Asset Manager 85% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 17.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

AAR/AARIB-11-01  February 8, 2011
1.893758.104

Supplement to the

Fidelity Global Balanced Fund (FGBLX)

A Class of shares of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

GBLB-11-01  February 8, 2011
1.850948.106